Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (181,636)	$ (592,753)	$ (30,348)
Other comprehensive loss:
Foreign currency translation adjustments	(54,996)	(11,566)	4,153
Comprehensive loss	$ (236,632)	$ (604,319)	$ (26,195)